Fair Values of Derivatives Included in Consolidated Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Not designated as hedging instrument USD ($)	Dec. 31, 2013 Not designated as hedging instrument CNY	Dec. 31, 2012 Not designated as hedging instrument CNY	Dec. 31, 2013 Not designated as hedging instrument Foreign exchange contracts USD ($)	Dec. 31, 2013 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts CNY	Dec. 31, 2013 Not designated as hedging instrument Interest Rate Swap USD ($)	Dec. 31, 2013 Not designated as hedging instrument Interest Rate Swap CNY	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap CNY
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets	$ 4,399	26,632					$ 4,399	26,632
Derivative contracts, current liabilities	$ 1,076	6,513	17,311	$ 1,076	6,513	17,311			7,732	1,809	$ 1,076	6,513	7,770